Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Liabilities and equity (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Interest bearing liabilities and interest expense
Average balance	$ 826,691	$ 794,776	$ 735,688
Interest expense	$ 35,594	$ 25,435	$ 6,090
Average rate %	4.30%	3.20%	0.80%
Non-interest bearing liabilities
Average balance	$ 159,069	$ 157,178	$ 168,752
Total liabilities
Average balance	985,760	951,954	904,440
Shareholders' equity
Average balance	71,493	71,229	70,268
Non-controlling interests
Average balance	56	45	55
Total equity
Average balance	71,549	71,274	70,323
Total liabilities and equity
Average balance	1,057,309	1,023,228	974,763
Derivative financial instruments
Non-interest bearing liabilities
Average balance	21,413	26,353	24,750
Liabilities held for sale
Non-interest bearing liabilities
Average balance			682
All other liabilities
Non-interest bearing liabilities
Average balance	6,024	(218)	7,069
Australia | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	489,693	460,149	427,097
Interest expense	$ 19,413	$ 13,544	$ 2,249
Average rate %	4.00%	2.90%	0.50%
Non-interest bearing liabilities
Average balance	$ 119,408	$ 117,538	$ 121,074
Australia | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	33,598	31,822	29,839
Interest expense	$ 1,509	$ 1,128	$ 205
Average rate %	4.50%	3.50%	0.70%
Australia | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 122,235	$ 129,760	$ 131,923
Interest expense	$ 4,112	$ 3,083	$ 629
Average rate %	3.40%	2.40%	0.50%
Australia | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 189,405	$ 164,800	$ 160,261
Interest expense	$ 7,007	$ 4,620	$ 654
Average rate %	3.70%	2.80%	0.40%
Australia | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 144,455	$ 133,767	$ 105,074
Interest expense	$ 6,785	$ 4,713	$ 761
Average rate %	4.70%	3.50%	0.70%
Australia | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 22,040	$ 34,511	$ 35,136
Interest expense	$ 692	$ 314	$ 109
Average rate %	3.10%	0.90%	0.30%
Australia | Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 37,229	$ 31,895	$ 28,961
Interest expense	$ 1,676	$ 1,313	$ 934
Average rate %	4.50%	4.10%	3.20%
Australia | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 164,722	$ 154,859	$ 137,796
Interest expense	$ 8,370	$ 5,990	$ 1,308
Average rate %	5.10%	3.90%	0.90%
New Zealand | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	$ 65,070	$ 63,760	$ 60,678
Interest expense	$ 3,220	$ 2,464	$ 765
Average rate %	4.90%	3.90%	1.30%
Non-interest bearing liabilities
Average balance	$ 10,891	$ 12,213	$ 14,139
New Zealand | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	2,424	2,727	2,956
Interest expense	$ 141	$ 136	$ 53
Average rate %	5.80%	5.00%	1.80%
New Zealand | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 8,836	$ 8,647	$ 8,878
Interest expense	$ 404	$ 322	$ 77
Average rate %	4.60%	3.70%	0.90%
New Zealand | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 18,465	$ 19,376	$ 20,722
Interest expense	$ 635	$ 537	$ 132
Average rate %	3.40%	2.80%	0.60%
New Zealand | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 35,345	$ 33,010	$ 28,122
Interest expense	$ 2,040	$ 1,469	$ 503
Average rate %	5.80%	4.50%	1.80%
New Zealand | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 4,318	$ 4,922	$ 2,543
Interest expense	$ 234	$ 231	$ 39
Average rate %	5.40%	4.70%	1.50%
New Zealand | Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 2,983	$ 2,489	$ 1,747
Interest expense	$ 172	$ 135	$ 92
Average rate %	5.80%	5.40%	5.30%
New Zealand | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 20,134	$ 19,986	$ 18,579
Interest expense	$ 768	$ 464	$ 403
Average rate %	3.80%	2.30%	2.20%
Other overseas | Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	$ 19,356	$ 20,132	$ 21,175
Interest expense	$ 1,024	$ 910	$ 195
Average rate %	5.30%	4.50%	0.90%
Non-interest bearing liabilities
Average balance	$ 1,333	$ 1,292	$ 1,038
Other overseas | Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	12,867	13,338	14,513
Interest expense	$ 736	$ 657	$ 137
Average rate %	5.70%	4.90%	0.90%
Other overseas | Deposits and other borrowings | Transactions
Interest bearing liabilities and interest expense
Average balance	$ 823	$ 868	$ 842
Interest expense	$ 13	$ 7	$ 3
Average rate %	1.60%	0.80%	0.40%
Other overseas | Deposits and other borrowings | Savings
Interest bearing liabilities and interest expense
Average balance	$ 996	$ 1,035	$ 935
Interest expense	$ 25	$ 25	$ 5
Average rate %	2.50%	2.40%	0.50%
Other overseas | Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 4,670	$ 4,891	$ 4,885
Interest expense	$ 250	$ 221	$ 50
Average rate %	5.40%	4.50%	1.00%
Other overseas | Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 193	$ 219	$ 100
Interest expense	$ 11	$ 11	$ 2
Average rate %	5.70%	5.00%	2.00%
Other overseas | Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 953	$ 1,854	$ 1,876
Interest expense	$ 14	$ 59	$ (6)
Average rate %	1.50%	3.20%	(0.30%)